Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury	12 Months Ended
Dec. 31, 2011
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury [Abstract]
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury

10.    Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury

Non-Controlling Interests

Non-controlling interests consist of the following (in millions):

	December 31,
	2011	2010
Consolidated joint venture interests primarily outside the United States	$21.6	$27.3
Shopping centers and development parcels in various states	3.2	3.4
Operating partnership units	7.4	7.4

	$32.2	$38.1

At December 31, 2011 and 2010, the Company had 369,176 operating partnership units (“OP Units”) outstanding. These OP Units, issued to different partnerships, are exchangeable, at the election of the OP Unit holder, and under certain circumstances at the option of the Company, into an equivalent number of the Company’s common shares or for the equivalent amount of cash. Most of these OP Units have registration rights agreements equivalent to the number of OP Units held by the holder if the Company elects to settle in its common shares. The OP Units are classified on the Company’s balance sheet as non-controlling interests.

The OP Unit holders are entitled to receive distributions, per OP Unit, generally equal to the per share distributions on the Company’s common shares. At December 31, 2011 and 2010, the Company had 29,525 redeemable OP Units outstanding. Redeemable OP Units are presented at the greater of their carrying amount (for all periods presented) or redemption value at the end of each reporting period. Changes in the value from period to period are recorded to paid-in capital in the Company’s consolidated balance sheets.

Preferred Shares

The Company’s preferred shares outstanding at December 31 are as follows (in thousands):

	December 31,
	2011	2010
Class G — 8.0% cumulative redeemable preferred shares, without par value, $250 liquidation value; 750,000 shares authorized; 720,000 shares issued and outstanding at December 31, 2010	$—	$180,000
Class H — 7.375% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 410,000 shares issued and outstanding at December 31, 2011 and 2010	205,000	205,000
Class I — 7.5% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 340,000 shares issued and outstanding at December 31, 2011 and 2010	170,000	170,000

	$375,000	$555,000

In April 2011, the Company redeemed all of its outstanding shares of 8.0% Class G cumulative redeemable preferred shares at a redemption price of $25.105556 per Class G depositary share (the sum of $25.00 per share and dividends per share of $0.105556 prorated to the redemption date) for an aggregate redemption price of $180.8 million. The Company recorded a charge of approximately $6.4 million to net loss available to common shareholders related to the write-off of the Class G preferred shares’ original issuance costs.

The Class H and Class I depositary shares represent 1/20 of a Class H and Class I preferred share and have a stated value of $500 per share. The Class H and Class I depositary shares are redeemable by the Company, except in certain circumstances relating to the preservation of the Company’s status as a REIT.

The Company’s authorized preferred shares consist of the following:

•	750,000 Class A Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class B Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class C Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class D Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class E Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class F Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class G Cumulative Redeemable Preferred Shares, without par value**

•	750,000 Class H Cumulative Redeemable Preferred Shares, without par value

•	750,000 Class I Cumulative Redeemable Preferred Shares, without par value

•	750,000 Class J Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class K Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Non-Cumulative Preferred Shares, without par value*

•	2,000,000 Cumulative Voting Preferred Shares, without par value*

*	None outstanding at December 31, 2011 or 2010.

**	None outstanding at December 31, 2011.

Common Shares

The Company’s common shares have a $0.10 per share par value. Dividends declared per share of common stock were $0.22, $0.08 and $0.44 for 2011, 2010 and 2009, respectively, which were paid in cash.

The Company declared a dividend payable for the first and second quarters of 2009 on its common shares of $0.20 per share that was paid in a combination of cash and the Company’s common shares. The aggregate amount of cash paid to shareholders was limited to 10% of the total dividend paid. In connection with the dividends in the first and second quarters of 2009, the Company issued approximately 8.3 million and 6.1 million common shares, respectively, based on the volume weighted-average trading price of $2.80 and $4.49 per share, respectively, and paid $2.6 million and $3.1 million, respectively, in cash. The Company declared an all-cash dividend of $0.02 per common share in each of the third and fourth quarters of 2009.

The Company issued common shares through open market sales, including through the use of its continuous equity programs, for the years ended December 31, 2011, 2010 and 2009, as follows (amounts in millions, except per share):

	Number of Shares Sold	Average Price Per Share	Net Proceeds
2011	9.5	$13.71	$129.7
2010	53.0	$8.33	$441.3
2009	23.5	$8.78	$204.5

The Otto Transaction

On February 23, 2009, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Mr. Alexander Otto (the “Investor”) to issue and sell 30.0 million common shares for aggregate gross proceeds of approximately $112.5 million to the Investor and certain members of the Otto family (collectively with the Investor, the “Otto Family”). Under the terms of the Stock Purchase Agreement, the Company also issued additional common shares to the Otto Family in an amount equal to any dividend payable in shares declared by the Company after February 23, 2009, and prior to the applicable closing. The Stock Purchase Agreement also provided for the issuance of warrants to purchase up to 10.0 million common shares with an exercise price of $6.00 per share to the Otto Family. No separate consideration was paid for the warrants. The share issuances, together with the warrant issuances, are collectively referred to as the “Otto Transaction.” In March 2011, the Otto Family exercised all 10.0 million warrants for cash at $6.00 per common share. The exercise price of the warrants was also subject to downward adjustment if the weighted-average purchase price of all additional common shares sold, as defined, from the date of issuance of the applicable warrant was less than $6.00 per share (herein, along with the share issuances, referred to as “Downward Price Protection Provisions”).

On April 9, 2009, the Company’s shareholders approved the sale of the common shares and warrants to the Otto Family in connection with the Otto Transaction. The transaction was completed in two closings, May 2009 and September 2009. In May 2009, the Company issued and sold 15.0 million common shares and warrants to purchase 5.0 million common shares to the Otto Family for a purchase price of $52.5 million. The Company also issued an additional 1,071,428 common shares to the Otto Family as a result of the first quarter 2009 dividend associated with the initial 15.0 million common shares. In September 2009, the Company issued and sold 15.0 million common shares and warrants to purchase 5.0 million common shares to the Otto Family for a purchase price of $60.0 million. The Company also issued an additional 1,787,304 common shares to the Otto Family as a result of the first and second quarter 2009 dividends associated with the second 15.0 million shares. In total, the Company issued 32,858,732 common shares to the Otto Family in 2009.

Equity Derivative Instruments — Otto Transaction

Although not triggered prior to the exercise in March 2011, the exercise price of the warrants was subject to the Downward Price Protection Provisions described above, which resulted in the warrants being required to be recorded at fair value as of the shareholder approval date of the Stock Purchase Agreement which was April 9, 2009, and marked-to-market through earnings as of each balance sheet date thereafter until the exercise date of March 18, 2011. These equity derivative instruments were issued as part of the Company’s overall deleveraging strategy and were not issued in connection with any speculative trading activity or to mitigate any market risks.

The fair value of the Company’s equity derivative instruments (warrants) was classified on the Company’s balance sheet as Equity Derivative Liability-Affiliate and had a fair value of $74.3 million at March 18, 2011, the exercise date. Upon exercise and issuance of common shares, this liability was reclassified to paid-in capital and aggregated with the cash proceeds in the consolidated statement of equity.

The table below presents the fair value of the Company’s equity derivative instruments as well as their classification on the consolidated balance sheet as follows (in millions):

	Liability Derivatives
	December 31, 2011		December 31, 2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Warrants	Equity derivative liability	$—	Equity derivative liability	$96.2

The effect of the Company’s equity derivative instruments on net loss is as follows (in millions):

Derivatives Not Designated as Hedging Instruments		Year Ended December 31,
	Income Statement Location	2011	2010	2009
Warrants	Gain (loss) on equity derivative instruments	$21.9	$(40.1)	$(46.9)
Equity forward — issued shares	Gain (loss) on equity derivative instruments	—	—	(152.9)

		$21.9	$(40.1)	$(199.8)

The gain/loss above for these contracts was derived principally from the changes in the Company’s stock price from April 9, 2009, the shareholder approval date, through December 31, 2010 or March 18, 2011, the exercise date of the warrants.

Measurement of Fair Value—Equity Derivative Instruments Valued on a Recurring Basis

The valuation of these instruments was determined using an option pricing model that considered all relevant assumptions including the Downward Price Protection Provisions. The two key unobservable input assumptions included in the valuation of the warrants were the volatility and dividend yield. Both measures were susceptible to change over time given the impact of movements in the Company’s common share price on each. The dividend yield assumptions used ranged from 3.0% to 3.2% through the exercise date in 2011, from 2.4% to 4.2% in 2010 and from 3.9% to 9.8% in 2009. Since the initial valuation date, the Company used historical volatility assumptions to determine the estimate of fair value of the five-year warrants. The Company believed that the long-term historic volatility better represented the long-term future volatility and was more consistent with how an investor would view the value of these securities. The Company continually reassessed these assumptions and reviewed the assumptions again in March 2011 upon notification from the Otto Family regarding its exercise of the warrants. The Company determined that an implied volatility assumption was more representative of how a market participant would value the instruments given the shorter term nature of the warrants. The volatility assumptions used were 36.6% in the first quarter of 2011, 79.1% in 2010 and 77.0% in 2009. The Company determined that the warrants fell within Level 3 of the fair value hierarchy due to the volatility and dividend yield assumptions used in the overall valuation.

The following table presents information about the Company’s equity derivative instruments (in millions) which was a liability at December 31, 2010 and 2009, measured at fair value on a recurring basis as of December 31, 2010 and 2009, and indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2010
Warrants	$—	$—	$96.2	$96.2
December 31, 2009
Warrants	$—	$—	$56.1	$56.1

The table below presents a reconciliation of the beginning and ending balances of the equity derivative instruments that were included in Other Liabilities at December 31, 2010, having fair value measurements based on significant unobservable inputs (Level 3) (in millions):

Equity Derivative Instruments— Liability
Balance of Level 3 at January 1, 2009	$—
Initial valuation	9.2
Unrealized loss	46.9

Balance of Level 3 at December 31, 2009	$56.1
Unrealized loss	40.1

Balance of Level 3 at December 31, 2010	$96.2
Unrealized gain	(21.9)
Transfer out of liability to paid-in capital	(74.3)

Balance of Level 3 at December 31, 2011	$—